PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net
	December 31,
	2014	2015
	US$	US$
Computer equipment	6,001	6,742
Leasehold improvements	2,186	2,353
Electronic equipment	514	455
Office equipment	2,122	2,062
Motor vehicles	70	255
Total	10,893	11,867
Less: accumulated depreciation	(4,909)	(6,559)
Property and equipment, net	5,984	5,308